Warrants (Details) - $ / shares		6 Months Ended		8 Months Ended
	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 27, 2021
Number of common stock entitled to purchase				1
Exercise price of warrants				$ 11.50
Warrant for redemption, description			• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Private Placement Warrants
Warrant outstanding				114,000	114,000
Public Warrants
Warrant outstanding				8,500,000	8,500,000
Warrant expiration term					5 years
Redemption price				$ 0.01
Minimum period for written notice of redemption				30 days
Redemption closing price				$ 18.00
Consecutive trading days				20 days
Consecutive trading days after commencement				30 days
Warrant description				The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering
GOOD WORKS ACQUISITION CORP. [Member]
Description of warrant	Each Private Unit consists of one share of common stock (“Private Share”) and one-half of one warrant (“Private Warrant”).	Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment.	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering.
Public warrants, description		Once the warrants become exercisable, the Company may redeem the Public Warrants: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Warrant expiration term			5 years
Warrant for redemption, description		Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.
Public warrants expire		5 years
GOOD WORKS ACQUISITION CORP. [Member] | Private Placement Warrants
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50
Warrant expiration term		5 years 2 months 1 day	5 years 5 months 1 day